Fair Value, Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Mortgages held for sale (LOCOM)	$ (3)	$ 33
Loans held for sale	(3)	0
Loans	(1,166)	(1,461)
Other Assets	(396)	(341)
Total	(1,568)	(1,769)
Commercial Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(165)	(125)
Consumer Portfolio Segment [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (1,001)	$ (1,336)